Discontinued Operations - Gain on Sale of Vessels 2025 (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Gain on sale of vessels	$ (53,705)	$ (103,807)	$ 0
M/V Hyundai Privilege [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	60,650
Vessel disposals	(35,647)
Other sale expenses	(1,824)
Gain on sale of vessels	(23,179)
M/V Hyundai Platinum [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	60,650
Vessel disposals	(35,792)
Other sale expenses	(1,824)
Gain on sale of vessels	(23,034)
M/V Manzanillo Express [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	118,500
Vessel disposals	(108,631)
Other sale expenses	(2,377)
Gain on sale of vessels	(7,492)
Total [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	239,800
Vessel disposals	(180,070)
Other sale expenses	(6,025)
Gain on sale of vessels	$ (53,705)